SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2       -     SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to allowance for doubtful accounts , sales allowances, inventory write-offs, goodwill valuation, accrued warranty costs, legal contingencies, income taxes, retirement and post-retirement benefits (including the actuarial assumptions), as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

c.	Financial statements in U.S. dollars:

A majority of the Company's revenues is generated in U.S dollars. In addition, most of the Company's costs are denominated and determined in U.S. dollars. The Company's management believes that the U.S dollar is the currency in the primary economic environment in which the Company operates. Thus, the functional currency of Lumenis Ltd. and certain subsidiaries is the U.S dollar.

Accordingly, any monetary accounts   of those entities maintained in currencies other than the U.S dollar are re-measured into U.S dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses resulting from the re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses as appropriate.

The financial statements of certain subsidiaries of the Company of which the functional currency is not the U.S dollar have been translated into U.S dollars. All amounts on the balance sheets have been translated into the U.S dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of operations have been translated into U.S dollar using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders' equity (deficiency).

d.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.

e.	Inventories:

Inventories are stated at the lower of cost or market and include raw materials, work in process and finished goods. Cost is determined as follows:

Raw Materials and Work in Process (WIP) - Cost is determined on a standard cost basis utilizing weighted average of current and previous purchases, which approximates actual cost.

Finished goods are based on standard cost (which approximates actual cost on a weighted average basis) which includes materials, labor and manufacturing overhead. Standard costs are monitored and updated as necessary, to reflect the changes in raw material costs and labor and overhead rates. Finished goods are stated at the lower of cost or market.

The Company regularly evaluates the ability to realize the value of inventory based on a combination of factors including the following: historical usage rates, product end of life dates, technological obsolescence, estimated current and future market values and new product introductions. When recorded, the write-offs are intended to reduce the carrying value of inventory to its net realizable value. If actual demand for the Company's products deteriorates, or market conditions are less favorable than those projected, additional inventory write-offs may be required.

During the years ended December 31, 2013, 2012 and 2011, the Company recorded write-offs for inventory no longer required in amounts of $1,655, $3,957 and $5,807, respectively.

f.	Finished goods used in operations:

Finished goods used in operations represent finished products used for promotional purposes and are generally depreciated over a period of three years.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Leasehold improvements	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment	10 - 20 (mainly 10)
Computers and peripheral equipment	33
Rentals systems	33
Office furniture and equipment	10 - 20 (mainly 10)
Motor vehicles	15

h.	Impairment of Long-lived assets:

The Company's property and equipment and finished goods used in operations are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by such asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2011 and 2012 no impairment losses were identified. During the year ended December 31, 2013, the Company recorded an impairment loss in the amount of $292 related mainly to software not in use.

i.	Goodwill:

Goodwill has been recorded in the Company's consolidated financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired and is accounted for under ASC 350, "Intangibles - Goodwill and Other". Goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. Goodwill is reviewed for impairment utilizing a two-step process. The first step of the impairment test requires the Company to identify the reporting units, and compare the fair value of each of these reporting units to the respective carrying value. If the carrying value is less than the fair value, no impairment exists and the second step does not need to be completed. If the carrying value is higher than the fair value, there is an indication that impairment may exist, and a second step must be performed to compute the amount of the impairment.

The Company identifies three reporting units that correspond to the three reportable segments in which it operates, namely: (i) Surgical; (ii) Aesthetic; and (iii) Ophthalmic. The carrying amount of goodwill was assigned to the Surgical and Aesthetic reporting units.

As of December 31, 2013, 2012 and 2011 the goodwill amount assigned to the Surgical and Aesthetic reporting units did not change.

The Company applies ASC 350 guidance when testing goodwill for impairment, which permits the Company to make a qualitative assessment of whether goodwill is impaired, or opt to bypass the qualitative assessment and proceed directly to performing the first step of the two-step impairment test. The Company estimated as of December 31, 2013, 2012 and 2011 the fair value of each of the reporting units using the Income Approach in the form of a discounted cash flow ("DCF") analysis. Significant estimates used in the calculation of DCF include estimates of future cash-flows, future short-term and long-term growth rates and weighted average cost of capital for each reporting unit. In addition, the Market Approach, which indicates the fair value of a business based on a comparison of the subject company to comparable/guideline publicly traded companies and/or transactions in its industry, was utilized to corroborate the overall value for the reporting units.

During 2013, 2012 and 2011, no impairment losses were recorded, as the fair value of all reporting units, as determined in the first step of impairment test, exceeded their carrying value.

j.	Revenue recognition:

The Company recognizes revenues in accordance with ASC 605-10-S99 (SEC Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition"), which requires that the following four criteria be met in order to recognize revenue:

1.       Persuasive evidence of an agreement exists;
2.       Delivery has occurred or services have been rendered;
3.       The selling price is fixed or determinable; and
4.       Collectability is reasonably assured.

The timing for revenue recognition amongst the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer. Revenues from service contracts are recognized on a straight-line basis over the period of the related service contracts.

The Company's products sold through agreements with distributors are generally non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company generally considers distributors as end-customers.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns in accordance with ASC 605, "Revenue Recognition", which is estimated, based primarily on historical experience as well as management judgment, and is recorded through a reduction of revenue.

Deferred revenue includes primarily the fair value of unearned amounts of service contracts, arrangements with specific acceptance provisions that have not been satisfied by the end of the period and cases where the Company has not completed delivery of goods in accordance with the agreed-upon delivery terms.

Part of the Company's revenue transaction with end-users includes multiple elements within a single transaction if it is determined that multiple units of accounting exist.

Commencing January 1, 2011, the Company adopted Accountings Standards Update ("ASU") 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)". ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method.

The primary type of transactions in which the Company engages for which ASU 2009-13 is applicable are agreements that include multiple elements which are delivered at different points in time. Such elements may include some or all of the following:

-       Products;
-       Installation of systems and training; and
-       extended warranty contracts (most systems are sold with a standard one year warranty see also note l below)

The Company considers the sale of a product and the extended warranty element in the related agreement to be two separate accounting units of the arrangement and defers the relative selling price of the extended warranty element to the period in which it is earned.

In respect of sale of products, installation of systems and training, the Company considers the elements in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation and training are not essential to the functionality of the Company's systems. Accordingly, installation and training are considered inconsequential and perfunctory relative to the system and therefore the Company recognizes revenue for the system, installation and training upon delivery to the customer in accordance with the agreement delivery terms once all other revenue recognition criteria have been met, and provides for installation and training costs as appropriate.

For fiscal 2011 and future periods, pursuant to the guidance of ASU 2009-13, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices fall within a reasonable range based on historical discounting trends for specific products and services. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. However, as the Company's products contain a significant element of proprietary technology and its solutions offer different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Company is unable to reliably determine what competitors products' selling prices are on a stand-alone basis, the Company is not typically able to determine TPE. The best estimate of selling price is established considering multiple factors including, but not limited to pricing practices in different geographies and through different sales channels, gross margin objectives, internal costs, competitor pricing strategies, and industry technology lifecycles.

In addition, pursuant to the guidance of ASU 2009-13, the residual method of allocating arrangement consideration has been eliminated and the Company allocates arrangements' consideration based on the relative selling price method.

The Company adopted ASU 2009-13 effectively on a prospective basis for revenue arrangements entered into in fiscal years beginning on or after June 15, 2010, which for the Company was January 1, 2011, the first day of the Company's 2011 fiscal year.

The adoption of ASU 2009-13 did not have a material impact on the Company's consolidated results of operations and financial condition.

In instances where revenue is derived from sale of third-party vendor products and the Company is a principal in the transaction, the Company generally records revenue on a gross basis and records costs related to a sale within cost of revenue.  In those cases where the Company is acting as an agent between the customer and the vendor, revenue is recorded net of costs in accordance with ASC 605-45.

k.	Research and development costs:

Research and development costs net of grants received are charged to the Company's statement of operations as incurred.

l.	Accrued warranty costs:

The Company generally warranties the majority of its products against defects for up to one year, with certain products carrying a standard warranty for a more extended period of up to three years. The warranty period begins upon shipment, installation or delivery, depending upon the specifics of the transaction. The Company records a liability for accrued warranty costs at the time of sale of a unit, which consists of the remaining warranty on products sold based on historical warranty costs and management's estimates. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

The following table provides the details of the change in the Company's warranty accrual for the years ended December 31, 2013 and 2012:

	December 31,
	2012	2013

Balance at the beginning of the year	$6,459	$5,389
Warranties issued during the year	7,258	6,386
Costs incurred with respect of warranties during the year	(8,328)	(6,790)
	$5,389	$4,985

m.	Advertising expenses:

Advertising expenses are expensed as incurred. Advertising expenses for the years ended December 31, 2011, 2012 and 2013 were approximately $392, $225 and $378, respectively.

n.	Accounting for income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences, if not related to an asset or liability for financial reporting.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense.

o.	Accrued post-employment benefit:

The majority of the Company's employees in Israel have agreed to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, those of the Company's employees that are covered by this section are entitled only to an amount of severance pay equal to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay funds under Section 14 for such employees is recorded on the Company's balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company's liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one month's salary for each year of employment or a portion thereof.
The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset on the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

The Company recorded its liability for severance pay as if it was payable at each balance sheet date (based on the "shut-down method") in accordance with ASC 715, "Compensation-Retirement Benefits".

Severance pay expenses for the years ended December 31, 2011, 2012 and 2013 were approximately $2,065, $2,405 and $2,711, respectively.

As an exception to the above the Company has an unfunded and unsecured defined benefit plan in respect of its employees in Japan.

Below are the measurement principles employed by the Company with respect to pension expenses for its Japanese employees in accordance with ASC 712:

(1)	The net pension expenses for each accounting period consist of the following components:

a.	Current service costs - the actuarial increase in the pension liability relating to employee pension benefits in respect of the reporting period;

b.	Current interest costs - the increase in the pension liability due to the passage of time; and

c.	Actuarial losses (profits) recognized during the period, as described in (3) below.

(2)
The net pension liability included in the balance sheet is computed on the basis of the liability at the beginning of the period, plus the current service costs and the current interest costs, less benefit payments.

(3)
The difference, at the balance sheet date, between the pension liability, computed as stated in (2) above, and the actuarial liability at the same date reflects the balance of actuarial gains or losses which are deferred and are not immediately recognized in the consolidated financial statements.

These deferred actuarial gains or losses are calculated on an annual basis at the end of each year and are recorded in the statements of operations partially in the following year, if - and only if - at the end of the current reporting year, they amount to more than 10% of the greater of:

a.	the actuarial liability for pension payments; or

b.	the fair value of the pension fund assets.

The amount in excess of 10%, as stated above, will be recorded in the statements of operations, commencing from the following year, in equal annual installments over the anticipated period of employment (6.1 years) of the Lumenis Japan employees, who are members of the plan.

The actuarial calculations, as set forth below, have been performed in accordance with ASC 715.

	December 31,
	2012	2013

Accumulated benefit obligation	$4,696	$4,244

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$5,407	$5,009
Service cost	535	409
Interest cost	44	29
Actuarial (gain) loss	(245)	149
Currency exchange rate changes	(553)	(867)
Benefits paid	(179)	(203)
Projected benefit obligation at end of year	$5,009	$4,526

Net periodic benefit cost :

Service cost	$535	$409
Interest cost	44	29
Net periodic benefit cost	$579	$438

Amounts recognized in accumulated other comprehensive income:

Net actuarial gain (loss), net of taxes	$146	$(89)

Accumulated other comprehensive loss , net of taxes	$(190)	$(279)

	Year ended December 31,
	2011	2012	2013

Assumptions used to calculate amounts above:
Discount rate	0.90%	0.70%	0.60%
Rate of compensation increase	2.00%	1.00%	1.00%

Benefit payments are expected to be paid as follows:

December 31,

2014	$416
2015	$398
2016	$460
2017	$855
2018-2022	$2,656

p.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each period, plus potential dilutive ordinary shares considered outstanding during the period, in accordance with ASC 260, "Earnings Per Share".

The total weighted average number of shares related to the outstanding options and warrants that have been excluded from the calculations of diluted net earnings per share, since they would have an anti-dilutive effect was 15,307,820, 20,421,865 and 14,693,825 for the years ended December 31, 2011, 2012 and 2013, respectively.

q.	Equity-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes option-pricing model that uses the weighted average assumptions noted in the table below.

Because there has been no public market for the Company's Ordinary shares, the fair value of the Ordinary shares underlying the options through December 31, 2013, had been determined by the Company's management, using the assistance of an independent valuation firm.

The weighted average fair value of the stock option awards calculated using Black-Scholes option pricing model of options granted during the period was $0.74, $0.72 and $0.87 for the years ended December 31, 2011, 2012 and 2013, respectively.

In applying the volatility element of the Black-Scholes option-pricing model to the Company's shares, due to the de-registration of the shares in 2006, the expected volatility of the price of such shares is based on volatility of similar companies whose share prices are publicly available over an historical period equivalent to the option's expected term. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The expected term of options granted represents the period of time that options granted are expected to be outstanding, and is determined based on the simplified method in accordance with ASC 718-10-S99-1 (SAB No. 110), as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB No. 110 effective January 1, 2008 and will continue to apply the simplified method until sufficient historical experience is available to provide a reasonable estimate of the expected term for stock option grants.

	Year ended December 31,
	2011	2012	2013

Volatility	76%	73%	49%
Risk-free interest rate	1.19%	0.93%	0.98%
Dividend yield	0%	0%	0%
Expected term (years)	4.72	4.70	4.63

The Company's annual compensation cost for the years ended December 31, 2011, 2012 and 2013 totaled $747, $3,285 and $1,954, respectively.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2011, 2012 and 2013 was comprised as follows:

	Year ended December 31,
	2011	2012	2013

Cost of goods sold	$104	$127	$141
Research and development	186	189	259
Sales and marketing	249	385	449
General and administrative	208	2,584	1,105
Total equity-based compensation expense	$747	$3,285	$1,954

The total unrecognized compensation cost amounted to $ 5,336 at December 31, 2012 and $6,147 at December 31, 2013, and is expected to be recognized over a weighted average period of approximately 2.26 years and 2.56 years respectively.

r.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the short-term maturity of such instruments.

The fair value of foreign currency contracts, interest rate swap (used for hedging purposes), Cash fee and the embedded derivatives instrument (see also Note 2t) is estimated by obtaining current quotes from banks and by the Company's management, using the assistance of independent valuation firms.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -               Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -              Other inputs that are directly or indirectly observable in the marketplace; and

Level 3 -             Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value (see also Note 13).

The carrying amount of the Company's bank debt that was treated in accordance with ASC 470-60, "Debt-Troubled Debt Restructurings by Debtors" (see also Note 8) does not approximate its fair value, which amounts as of December 31 ,2013 to $63,596, based on discounted future cash flows (level 3).

s.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and long-term bank deposits, trade receivables, interest rate swap and foreign currency derivative contracts.

The majority of the Company's cash and cash equivalents are invested with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally cash and cash equivalents and short term deposits may be redeemed upon demand and therefore bear low risk.

The trade receivables of the Company and its subsidiaries are derived from sales to customers located primarily in the Americas, Europe - Middle East - Africa ("EMEA") and the Far East, including Japan. The Company and its subsidiaries perform ongoing credit evaluations of their customers and may obtain letters of credit and bank guarantees for certain receivables. In addition, the Company insures certain of its receivables with a credit insurance company. An allowance for doubtful accounts is provided with respect to specific receivables that the Company has determined to be doubtful of collection. For those receivables not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history, current economic trends and management estimates.

The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and may result in increased bad debt expense.

Changes in the Company's allowance for doubtful accounts during the fiscal years ended at December 31, 2013 and 2012 are as follows:

	December 31,
	2012	2013

Balance at the beginning of the period	$2,789	$2,379
Doubtful debt expenses (income) during the period	102	618
Customer write-offs during the period	(528)	(310)
Exchange rate	16	3
	$2,379	$2,690

t.	Derivative instruments:

ASC 815, "Derivative and Hedging", requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.

The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

To hedge against the risk of overall changes in cash flows resulting from foreign currency trade payables and salary payments during the periods, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in New Israel Shekels.

These forward contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, as their critical terms match the underlying transactions being hedged.

As of December 31, 2012, and 2013, the unrealized gain recorded in accumulated other comprehensive income from the Company's currency forward transactions were $745 and $0, respectively. At December 31, 2012, and 2013, the notional amounts of foreign exchange forward contracts which the Company entered into were $15,182 and $0, respectively.

To hedge the potential risks related to changes in interest rates, the Company has entered into an interest rate swap ("IRS") transactions. On May 7, 2013 the Company entered into an IRS transaction, with respect to its Bank Debt loan in the principal amount of $63,596, which is due at various dates from the third quarter of 2013 through July, 2017 when the loan will be fully repaid.  Under the terms of the IRS instrument, the Company will pay a fixed interest rate of 0.61% and will receive a payment equal to the three month LIBOR rate of interest.

As of December 31, 2013 a previous IRS transaction that the Company entered on March 4, 2008 with respect to a $40,000 loan, which was due at various dates from the third quarter of 2009 (the Company paid a fixed interest rate of 3.13% during the term of the first IRS) was fully settled.

The fair value of the IRS entered on May 7, 2013 is reflected in prepaid expenses and other account receivables and in other account payable and accrued expenses. The changes in the fair value of IRS transactions are included in other comprehensive income ("OCI") and reclassified into earnings in the period during which the hedged item affects earnings.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward contracts to economically hedge a portion of its forecasted inter-company sales denominated in euros and Japanese yen. Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2012, and 2013, the notional amount of foreign exchange forward contracts into which the Company entered was $10,643 and $17,012, repsectively. The foreign exchange forward contracts will expire at various times through December, 2014.

Embedded derivative instruments:

The Company has entered into a lease agreement in respect of its new facilities in Israel which contains monthly lease payments, stated in U.S. dollars, including a "floor" of the exchange rate at 1 U.S. dollar = NIS 4.05.

During 2013 the Company entered into two separated sub-lease agreements with third parties in respect of a portion of our current facilities. Monthly payments results from the sub lease agreements are stated in Dollars, including a "floor" of the exchange rate a at $1 = NIS 4.05.

Pursuant to ASC 815, the floor foreign exchange currency rate creates an embedded derivative, the fair value of which should be measured and bifurcated at inception from the lease agreement and recorded as a liability or an asset as applicable.

The change in the market to market of the embedded derivative value is recorded in financial expenses, net in each respective reporting period.

The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Balance Sheet	Fair Value of Derivative Instruments
		Year ended December 31,
		2012	2013

Derivative Assets:

Derivatives designated as hedging instruments:

Foreign exchange option and forward contracts	Prepaid expenses and other receivables	$745	$-
Interest rate swap	Other long term assets	-	449
Derivatives not designated as hedging instruments:
Lease embedded derivative	Prepaid expenses and other receivables	-	79
Lease embedded derivative	Other long term assets	-	222
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	547	196

Total		$1,292	$946

Derivative Liabilities

Derivatives designated as hedging instruments:
Interest rate swap	Other accounts payable and accrued expenses	$(105)	$(209)
Interest rate swap	Other long term liabilities	-	(62)

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	(159)	(224)
Lease embedded derivative	Other accounts payable and accrued expenses	(197)	(375)
Lease embedded derivative	Other long term liabilities	(1,369)	(1,966)
Cash fee	Other long term liabilities	(282)	(182)

Total		$(2,112)	$(3,018)

	Gain (loss) Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2012	2013	Item	2012	2013

Derivatives designated as hedging instruments:
Interest rate swap	$(677)	$176	Financial expenses,net	$635	$(53)
Foreign exchange option and forward contract	1,090	(745)	Operating income (expenses)	(349)	1,235

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	-	Financial expense,net	1,235	124
Lease embedded derivative	-	-	Financial expense,net	(399)	(988)
Cash Fee	-	-	Financial expense,net	219	100

Total	$413	$(569)		$1,341	$418

u.	Restructuring and other related costs:

The Company has implemented and accounted for two cost reductions plans, one in 2008 ("2008 restructuring plan") and one in 2009 ("2009 restructuring plan"), as restructuring plans in accordance with ASC 420, "Exit or Disposal Cost Obligation". At December 31, 2012 and 2010, the Company completed its 2009 and 2008 restructuring plans, respectively.

The major components of the  restructuring plans charges are as follows:

	Employee termination benefits	Lease abandonment	Total

Balance as of January 1, 2011	$180	$915	$1,095
Cash outlays	(98)	(437)	(535)

Balance as of December 31, 2011	82	478	560
Cash outlays	(82)	(478)	(560)

Balance as of December 31, 2012 and, 2013	$-	$-	$-

v.	Transfers of financial assets:

ASC 860, "Transfers and servicing", establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company structures applicable arrangements such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale.

During the year ended December 31, 2012 and 2013 the Company sold trade receivables to an Israeli financial institution. Control and risk of those trade receivables were fully transferred in accordance with ASC 860. At December 31, 2012 and 2013, the Company had balances from customers and trade receivables that had been sold to such financial institution in the amount of   $4,693 and $1,641 respectively.

The agreements pursuant to which the Company sells its trade receivables, are structured such that the Company: (i) transfers the proprietary rights in a receivable from the Company to a financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

w.	Comprehensive (loss) income:

In 2012, the Company adopted ASU No 2011-05 presentation of comprehensive income. This amended standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity (deficiency), and requires that all changes in stockholders' equity (deficiency)- except investments by, and distributions to, owners-  be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

The Company's adoption of this amended standard impacted the presentation of other comprehensive income, as the Company has elected to present two separate but consecutive statements, though it did not have an impact on the Company's financial position or results of operations.
The total accumulated other comprehensive income, net was comprised as follows:

	As of December 31,
	2012	2013

Accumulated losses on derivative instruments	$(945)	$(1,503)
Deferred pension items, net of taxes	(190)	(287)
Accumulated foreign currency translation differences	16,711	15,905

Total accumulated other comprehensive income, net	$15,576	$14,115

In 2013, the Company adopted ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income ("AOCI"). This new accounting standard improves the reporting of reclassifications out of AOCI by requiring an entity to report the effect of significant reclassifications out of AOCI. The adoption of the ASU did not have an impact on the Company's financial position or results of operations.

The following table summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the year ended December 31, 2013:

	Unrealized gains (losses) on derivative instruments	Deferred pension items	Accumulated foreign currency translation differences	Total

Balance as of December 31, 2012	$(945)	$(190)	$16,711	$15,576
Other comprehensive income (loss) before reclassifications	(1,276)	(97)	(806)	(2,179)
Amounts reclassified from AOCI	718	-	-	718

Net current period other comprehensive income	(558)	(97)	(806)	(1,461)

Balance as of December 31, 2013	$(1,503)	$(287)	$15,905	$14,115

The following table provides details about reclassifications out of accumulated other comprehensive income:   Affected line item in the statement of income

	year ended December 31, 2013	Affected line item in the statement of income

	499	Cost of revenues
Unrealized gains (losses) on cash flow hedge	107	Research and development
	37	Sales and marketing
	102	General and administrative
	(27)	Financial expenses, net
$718

x.	Capitalized software costs:

The Company follows the accounting guidance specified in ASC 350-40, "Internal-Use Software". The Company capitalizes costs incurred in the acquisition or development of software for internal use, including the costs of the software, materials, and consultants incurred in developing internal-use computer software, once final selection of the software is made. Costs incurred prior to the final selection of software and costs not qualifying for capitalization are charged to expense. Capitalized software costs are amortized on a straight-line basis over three years.

y.	Reclassification:

Certain amounts in prior years' consolidated financial statements have been reclassified to conform with the current year's presentation.

z.	Impact of recently issued accounting standards

1.
In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required.

On January 31, 2013, the FASB issued ASU 2013-01, which clarifies the scope of the offsetting disclosure requirements in ASU 2011-11. Under ASU 2013-01 the disclosure requirements would apply to derivative instruments accounted for in accordance with ASC 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending arrangements that are either offset on the balance sheet or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The adoption of both the standard and the update did not have a material impact on the Company's consolidated financial statements.

2.
On July 17, 2013, the FASB issued ASU 2013-10 in response to a consensus reached at the EITF's June 11, 2013, meeting. The ASU amends ASC 815 to allow entities to use the Fed Funds Effective Swap Rate in addition to U.S. Treasury rates and LIBOR, as a benchmark interest rate in accounting for fair value and cash flow hedges in the United States. The ASU also eliminates the provision from ASC 815-20-25-6 that prohibits the use of different benchmark rates for similar hedges except in rare and justifiable circumstances. The amendments are effective prospectively for qualifying new or redesigned hedging relationships entered into on or after July 17, 2013. The company believes that the adoption of the standard will not have a material impact on its consolidated financial statements.

3.
On July 18, 2013, the FASB issued ASU 2013-11 in response to a consensus reached at the EITF's June 11, 2013, meeting. The ASU provides guidance on financial statement presentation of a UTB when an NOL carry forward, a similar tax loss, or a tax credit carry forward exists. The FASB's objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. Under the ASU, an entity must present a UTB, or a portion of a UTB, in the financial statements as a reduction to a deferred tax asset (DTA) for an NOL carry forward, a similar tax loss, or a tax credit carry forward except when:

•
An NOL carry forward, a similar tax loss, or a tax credit carry forward is not available as of the reporting date under the governing tax law to settle taxes that would result from the disallowance of the tax position.

•	The entity does not intend to use the DTA for this purpose (provided that the tax law permits a choice).

If either of these conditions exists, an entity should present a UTB in the financial statements as a liability and should not net the UTB with a DTA. New recurring disclosures are not required because the ASU does not affect the recognition or measurement of uncertain tax positions

ASC 740 does not affect the amounts public entities disclose in the tabular reconciliation of the total amounts of UTBs because the tabular reconciliation presents the gross amounts of UTBs.

ASU 2013-11 is Effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. For nonpublic entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. Early adoption is permitted. The Company believes that the adoption of the standard will not have a material impact on our consolidated financial statements.